Note 7 – Stockholders’ Equity (Tables)	9 Months Ended
Sep. 30, 2022
Cardio Diagnostics Member During Reverse Merger [Member]
Summary of Warrant Activity

Warrant activity during the nine months ended September 30, 2022 and 2021 follows:

			Weighted
			Average
		Weighted	Remaining
	Warrants Outstanding	Average Exercise Price	Contractual Life (Years)
Warrants outstanding at December 31, 2020	52,000	$13.35	13.76
Warrant granted	35,582	13.35
Warrants outstanding at September 30, 2021	87,582	$13.35	13.26
Warrants outstanding at December 31, 2021	114,924	$13.35	5.90
Warrant granted	580,338	15.34
Warrants exercised	(52,000)	13.35
Warrants outstanding at September 30, 2022	643,262	$15.85	4.75